Subsequent Events	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the filing date of our Form 10-Q for the quarter ended September 30, 2022. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except as set forth below.

On October 4, 2022, the Merger Agreement was amended in order to reduce the aggregate consideration payable to the equity holders of TBC upon closing of the Merger from $49,800,000 to $47,247,280.

Pursuant to the Existing Charter, on December 1, 2022, the Sponsor deposited an aggregate of $1,070,000 into the Trust Account to provide Alpine with an additional three months to consummate the Business Combination. Alpine now has until March 2, 2023 to consummate an initial business combination. The deposit was made in the form of a non-interest bearing loan and evidenced by a promissory note.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the filing date of our Form 10-K for the period ended December 31, 2021. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.